Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 29,757
2026	28,524
2027	26,709
2028	24,856
2029	20,890
2030 and thereafter	41,203
Total undiscounted remaining minimum lease payments	171,939
Less: imputed interest	(48,414)
Total discounted remaining minimum lease payments	123,525	$ 126,391
Finance Leases
2025	27,753
2026	28,175
2027	28,724
2028	28,061
2029	27,928
2030 and thereafter	126,741
Total undiscounted remaining minimum lease payments	267,382
Less: imputed interest	(105,704)
Total discounted remaining minimum lease payments	161,678	$ 169,389
Financial Obligations
2025	30,264
2026	31,078
2027	28,944
2028	29,763
2029	30,296
2030 and thereafter	209,491
Total undiscounted remaining minimum lease payments	359,836
Less: imputed interest	(150,941)
Financial obligation	$ 208,895